Document and Entity Information	Oct. 21, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 21, 2016
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Oct. 21, 2016
Document Effective Date	Oct. 21, 2016
Prospectus Date	Apr. 08, 2016
Marketfield Fund | Marketfield Fund - Class I
Prospectus:
Trading Symbol	MFLDX
Marketfield Fund | Marketfield Fund - Class A
Prospectus:
Trading Symbol	MFADX
Marketfield Fund | Marketfield Fund - Class C
Prospectus:
Trading Symbol	MFCDX
Marketfield Fund | Marketfield Fund - Class R6
Prospectus:
Trading Symbol	MFRIX